Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Operating Activities
Net earnings (loss)	$ 54,640	$ 21,583	$ (7,174)	$ 25,594
Adjustments and items not affecting cash:
Depreciation and amortization	68,371	60,345	137,711	128,429
Deferred taxes	4,328	13,820	34,498	26,227
Unrealized loss (gain) on derivative financial instruments	(5,059)	454	(2,183)	2,236
Share-based compensation expense	2,037	1,645	3,615	3,426
Cost of equity funds used for construction purposes	(724)	(436)	(1,377)	(851)
Change in value of investment carried at fair value	(15,033)	0	101,971	0
Pension and post-employment contributions in excess of expense	195	(6,213)	3,338	4,322
Distributions received from equity investments, net of income	1,713	1,387	1,266	280
Other	(192)	(3,667)	(1,409)	(3,873)
Changes in non-cash operating items (note 19)	22,977	(34,085)	(39,991)	(75,462)
Net Cash Provided by (Used in) Operating Activities, Total	133,253	54,833	230,265	110,328
Financing Activities
Increase in long-term debt	168,786	171,935	1,003,204	1,134,249
Decrease in long-term debt	(539,928)	(355,692)	(602,733)	(1,803,443)
Issuance of convertible debentures, net of costs	0	282	0	571,944
Cash dividends on common shares	(36,582)	(37,306)	(76,062)	(60,148)
Dividends on preferred shares	0	(1,933)	(2,056)	(3,899)
Contributions from non-controlling interests	0	166,153	0	206,877
Production-based cash contributions from non-controlling interest	2,593	1,114	13,856	7,930
Distributions to non-controlling interests	(1,846)	(895)	(4,352)	(1,049)
Issuance of common shares, net of costs	346,956	51	347,285	87
Proceeds from settlement of derivative assets	0	36,676	0	36,676
Proceeds from exercise of share options	0	0	0	9,563
Shares surrendered to fund withholding taxes on exercised share options	(1,230)	(3,222)	(1,557)	(3,222)
Increase in other long-term liabilities	5,164	4,589	7,267	11,849
Decrease in other long-term liabilities	(8,909)	(2,083)	(12,084)	(4,785)
Net Cash Provided by (Used in) Financing Activities, Total	(64,996)	(20,331)	672,768	102,629
Investing Activities
Acquisitions of operating entities	0	0	0	(1,519,923)
Divestiture of operating entity	0	83,863	0	83,863
Additions to property, plant and equipment	(83,096)	(142,769)	(241,270)	(298,657)
Decrease (increase) in other assets	436	(1,506)	1,009	(2,063)
Increase in long-term investments	(13,122)	(10,588)	(668,309)	(25,626)
Proceeds from sale of long-lived assets	(24)	0	3,004	0
Net Cash Provided by (Used in) Investing Activities, Total	(95,806)	(71,000)	(905,566)	(1,762,406)
Effect of exchange rate differences on cash and restricted cash	(215)	129	(492)	30
Decrease in cash, cash equivalents and restricted cash	(27,764)	(36,369)	(3,025)	(1,549,419)
Cash, cash equivalents and restricted cash, beginning of period	84,162	78,221	59,423	1,591,271
Cash, cash equivalents and restricted cash, end of period	56,398	41,852	56,398	41,852
Algonquin Power & Utilities Corp. Unaudited Interim Consolidated Statements of Cash Flows Supplemental disclosure of cash flow information: (thousands of U.S. dollars)
Cash paid during the period for interest expense	44,044	19,778	77,643	68,025
Cash paid during the period for income taxes	3,312	2,621	4,536	3,955
Non-cash financing and investing activities:
Property, plant and equipment acquisitions in accruals	25,569	80,485	25,569	80,485
Sale of property, plant and equipment in exchange of note receivable	14,657	0	14,657	0
Issuance of common shares under dividend reinvestment plan and share-based compensation plans	13,880	10,816	27,867	29,930
Convertible Debentures [Member]
Non-cash financing and investing activities:
Issuance of common shares upon conversion of convertible debentures	$ 150	$ 1,490	$ 317	$ 844,659